Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property Plant And Equipment
Schedule of property plant and equipment

Consolidated		Accumulated			Accumulated
	Cost	depreciation	12.31.2023	Cost	depreciation	12.31.2022
In service
Reservoirs, dams and aqueducts	8,201,193	(5,068,855)	3,132,338	8,200,744	(4,925,970)	3,274,774
Machinery and equipment	9,790,697	(3,087,977)	6,702,720	8,951,061	(3,060,695)	5,890,366
Buildings	2,009,061	(1,176,398)	832,663	2,001,801	(1,160,549)	841,252
Land	499,020	(69,256)	429,764	510,681	(59,157)	451,524
Vehicles and aircraft	13,056	(11,120)	1,936	35,457	(33,115)	2,342
Furniture and fixtures	14,296	(8,570)	5,726	17,007	(10,871)	6,136
(-) Impairment (16.4)	(674,077)	-	(674,077)	(785,205)	-	(785,205)
(-) Special Obligations	(6,877)	510	(6,367)	(748)	330	(418)
	19,846,369	(9,421,666)	10,424,703	18,930,798	(9,250,027)	9,680,771

In progress
Cost	415,597	-	415,597	575,080	-	575,080
(-) Impairment (16.4)	(14,879)	-	(14,879)	(186,383)	-	(186,383)
	400,718	-	400,718	388,697	-	388,697
	20,247,087	(9,421,666)	10,825,421	19,319,495	(9,250,027)	10,069,468

Schedule of changes in property plant and equipment

Consolidated		Additions / Impairment				Business	Reclassification (a)
	Balance as of			Loss on		combination		Balance as of
	January 1, 2023		Depreciation	disposal	Transfers	effects (Note 1.2)		December 31, 2023
In service
Reservoirs, dams and aqueducts	3,274,774	-	(142,902)	(14)	480	-	-	3,132,338
Machinery and equipment	5,890,366	-	(389,646)	(2,555)	294,149	1,139,428	(229,022)	6,702,720
Buildings	841,252	-	(36,707)	(517)	37,804	-	(9,169)	832,663
Land	451,524	-	(10,173)	(647)	4,109	-	(15,049)	429,764
Vehicles and aircraft	2,342	-	(458)	(1)	53	-	-	1,936
Furniture and fixtures	6,136	-	(603)	(393)	689	5	(108)	5,726
(-) Impairment (16.4)	(785,205)	282,632	-	-	(171,504)	-	-	(674,077)
(-) Special Obligations	(418)	-	246	-	(6,297)	-	102	(6,367)
	9,680,771	282,632	(580,243)	(4,127)	159,483	1,139,433	(253,246)	10,424,703
In progress
Cost	575,080	172,410	-	(7,590)	(331,473)	47,675	(40,505)	415,597
(-) Impairment (16.4)	(186,383)	-	-	-	171,504	-	-	(14,879)
	388,697	172,410	-	(7,590)	(159,969)	47,675	(40,505)	400,718
	10,069,468	455,042	(580,243)	(11,717)	(486)	1,187,108	(293,751)	10,825,421
(a)	Reclassification to Assets classified as held for sale (Note 39).

Consolidated		Additions / Impairment
	Balance as of			Loss on		Balance as of
	January 1, 2022		Depreciation	disposal	Transfers	December 31, 2022
In service
Reservoirs, dams and aqueducts	3,385,063	-	(149,331)	-	39,042	3,274,774
Machinery and equipment	5,569,575	-	(333,396)	(29,678)	683,865	5,890,366
Buildings	867,833	-	(35,834)	(333)	9,586	841,252
Land	459,118	-	(10,111)	(381)	2,898	451,524
Vehicles and aircraft	1,115	-	(389)	-	1,616	2,342
Furniture and fixtures	5,434	-	(584)	(111)	1,397	6,136
(-) Impairment (16.4)	(710,509)	(74,696)	-	-	-	(785,205)
(-) Special Obligations	(502)	-	125	-	(41)	(418)
	9,577,127	(74,696)	(529,520)	(30,503)	738,363	9,680,771
In progress
Cost	752,846	559,318	-	(12,338)	(724,746)	575,080
(-) Impairment (16.4)	(187,382)	999	-	-	-	(186,383)
	565,464	560,317	-	(12,338)	(724,746)	388,697
	10,142,591	485,621	(529,520)	(42,841)	13,617	10,069,468

Schedule of joint operations property plant and equipment

	Share	Annual average
Joint operations	Copel GeT (%)	depreciation rate (%)	12.31.2023	12.31.2022
HPP Gov. Jayme Canet Júnior (Mauá) - Consórcio
Energético Cruzeiro do Sul	51.0
In service			859,888	859,882
(-) Accumulated depreciation		2.74	(313,253)	(288,728)
In progress			20,447	19,899
			567,082	591,053
HPP Baixo Iguaçu	30.0
In service			697,225	693,487
(-) Accumulated depreciation		3.29	(110,039)	(87,278)
In progress			42,989	55,863
			630,175	662,072
			1,197,257	1,253,125

Schedule of impairment balances

Consolidated			Property, Plant and Equipment	Value in use
	Cost	Depreciation	Impairment
HPP Colíder	2,580,309	(386,847)	(498,906)	1,694,556
Consórcio Tapajós (a)	14,879	-	(14,879)	-
Power plants in Paraná	462,999	(157,542)	(175,171)	130,286
	3,058,187	(544,389)	(688,956)	1,824,842

(a)	Project under development

Schedule of impairment of property plant and equipment

Consolidated	Balance as of	Impairment / Reversal	Balance as of	Impairment / Reversal	Transfer	Balance as of
	January 1, 2022		December 31, 2022			December 31, 2023
In service
HPP Colíder	(639,529)	6,970	(632,559)	133,653	-	(498,906)
UEGA (Note 39)	-	(108,132)	(108,132)	108,132	-	-
Power plants in Paraná	(70,980)	26,466	(44,514)	40,847	(171,504)	(175,171)
	(710,509)	(74,696)	(785,205)	282,632	(171,504)	(674,077)
In progress
Consórcio Tapajós	(14,879)	-	(14,879)	-	-	(14,879)
Power plants in Paraná	(172,503)	999	(171,504)	-	171,504	-
	(187,382)	999	(186,383)	-	171,504	(14,879)
	(897,891)	(73,697)	(971,588)	282,632	-	(688,956)

Schedule of impairment risk

Cash-generating units	Discount		RV/BV-1	RV/BV-1	Impairment Risk
	rate	RV/BV-1	(5% Variation)	(10% Variation)
Wind power Assets
São Bento Complex (a)	8.17%	78.56%	73.72%	69.09%	-
Brisa I Complex (b)	8.17%	74.49%	69.45%	64.64%	-
Brisa II Complex (c)	8.17%	72.24%	66.94%	61.89%	-
Bento Miguel Complex (d)	8.17%	27.10%	23.11%	19.34%	-
Cutia Complex (e)	8.17%	21.56%	18.06%	14.72%	-
Jandaíra Complex (f)	5.29%	33.62%	29.80%	26.16%	-
Vilas Complex (g)	4.94%	46.42%	42.02%	37.81%	-
Aventura Complex (h)	4.66%	22.96%	19.44%	16.07%	-
Santa Rosa e Novo Mundo Complex (i)	4.66%	15.95%	12.71%	9.61%	-
Hydric Assets
Foz do Areia	5.43%	12.36%	12.21%	12.07%	-
Segredo	5.43%	51.94%	49.82%	47.73%	-
Caxias	5.43%	49.54%	47.36%	45.22%	-
Chaminé	5.43%	4.85%	4.02%	3.21%	-
Apucaraninha	5.43%	8.91%	8.25%	7.61%	-
Mauá	5.43%	127.13%	122.18%	117.41%	-
Cavernoso II	5.43%	43.05%	39.63%	36.34%	-
Bela Vista	7.66%	75.43%	69.25%	63.43%	-
Elejor	7.00%	7.21%	4.67%	2.22%	-

(a)	GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b)	Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c)	Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d)	São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
(e)	Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
(f)	Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
(g)	Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.
(h)	Aventura II, Aventura III, Aventura IV, Aventura V wind farms.
(i)	Santa Rosa e Mundo Novo - SRMN: SRMN I, SRMN II, SRMN III, SRMN IV e SRMN V wind farms.

Schedule of average depreciation rates

Depreciation rates (%)	12.31.2023	12.31.2022	12.31.2021
Average generation segment rates (Note 16.5.1)
General equipment	6.24	6.25	6.25
Machinery and equipment	3.87	3.68	3.68
Generations	3.42	3.42	3.42
Reservoirs, dams and ducts	2.64	2.67	2.56
Hydraulic turbines	2.88	2.89	2.90
Wind power plant unit	4.94	4.94	4.98
Buildings	3.05	3.07	3.15
Average rates for central government assets
Buildings	3.33	3.33	3.33
Machinery and office equipment	6.25	6.25	6.27
Furniture and fixtures	6.27	6.25	6.30
Vehicles	14.29	14.29	14.29